Consolidated Statements of Cash Flows Supplemental Disclosure - reconciliation of liabilities arising from financing activities (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Bonds Payable.
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Opening balance	$ 35,227	$ 38,053	$ 35,418
Non-cash changes:
Accretion	140	145	143
Cumulative translation adjustments	171	(2,971)	2,492
Ending balance	35,538	35,227	38,053
Lease liabilities.
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Opening balance	767	1,175	1,196
Cash flows	(378)	(466)	(510)
Non-cash changes:
Additions	295	84	368
Accretion	28	42	59
COVID-19 related rent concessions			(6)
Cumulative translation adjustments	(6)	(68)	68
Ending balance	$ 706	$ 767	$ 1,175